N-2 - USD ($)													3 Months Ended									12 Months Ended
		May 01, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2024
Cover [Abstract]
Entity Central Index Key		0000099614
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-255533
Investment Company Act File Number		811-00266
Document Type		N-2ASR
Document Registration Statement		true
Pre-Effective Amendment		false
Post-Effective Amendment		true
Post-Effective Amendment Number		3
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		67
Entity Registrant Name		TRI-CONTINENTAL CORPORATION
Entity Address, Address Line One		290 Congress Street
Entity Address, City or Town		Boston
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02210
City Area Code		800
Local Phone Number		345-6611
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		true
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		Yes
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Stockholder Transaction Expenses
Cash Purchase Plan Fees	$2.00 (a)
(a)
Stockholders participating in the Fund’s Cash Purchase Plan (the Cash Purchase Plan) pay a $2.00 fee per cash purchase transaction; there is no fee for automatic dividend re-investment transactions in the Fund’s Automatic Dividend Investment Plan (the Automatic Dividend Investment Plan). See Buying and Selling Shares – Buying Shares – Investment Plans for a description of the related services.

Dividend Reinvestment and Cash Purchase Fees	[1]	$ 2.00
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to common shares)
Management fees(b)	0.42%
Other expenses	0.05%
Acquired fund fees and expenses	0.07%
Total Annual Expenses Before Impact of Dividends on Preferred Stock(c)	0.54%
Impact of Dividends on Preferred Stock	0.12%
Total Annual Expenses, including Impact of Dividends on Preferred Stock	0.66%
(b)
The Fund’s management fee is 0.41% of the Fund’s average daily net assets (which includes assets attributable to the Fund’s common and preferred stock) and is borne by the holders of the Fund’s common stock (Common Stockholders). The management fee rate noted in the table reflects the rate paid by Common Stockholders as a percentage of the Fund’s net assets attributable to Common Stock.
(c)
“Total Annual Expenses Before Impact of Dividends on Preferred Stock” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Expenses to average net assets for Common Stock” shown in the Financial Highlights section of this prospectus because “Expenses to average net assets for Common Stock” does not include acquired fund fees and expenses.

Management Fees [Percent]	[2]	0.42%
Dividend Expenses on Preferred Shares [Percent]		0.12%
Acquired Fund Fees and Expenses [Percent]		0.07%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]		0.05%
Total Annual Expenses [Percent]	[3]	0.54%
Net Expense over Assets [Percent]		0.66%
Expense Example [Table Text Block]
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■
you invest $1,000 in the Fund for the periods indicated,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above (including the impact of dividends on preferred stock).
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Tri-Continental Corporation Common Stock	$7	$21	$37	$82
If dividends on the Fund’s $2.50 cumulative preferred stock (Preferred Stock) were not included, the total expenses incurred for 1, 3, 5 and 10 years would be $6, $17, $30, and $68, respectively.

Expense Example, Year 01		$ 7
Expense Example, Years 1 to 3		21
Expense Example, Years 1 to 5		37
Expense Example, Years 1 to 10		$ 82
Purpose of Fee Table , Note [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund's Common Stock.. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Basis of Transaction Fees, Note [Text Block]		as a percentage of net assets attributable to common shares
Management Fee not based on Net Assets, Note [Text Block]		The Fund’s management fee is 0.41% of the Fund’s average daily net assets (which includes assets attributable to the Fund’s common and preferred stock) and is borne by the holders of the Fund’s common stock (Common Stockholders). The management fee rate noted in the table reflects the rate paid by Common Stockholders as a percentage of the Fund’s net assets attributable to Common Stock.
Acquired Fund Total Annual Expenses, Note [Text Block]		“Total Annual Expenses Before Impact of Dividends on Preferred Stock” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Expenses to average net assets for Common Stock” shown in the Financial Highlights section of this prospectus because “Expenses to average net assets for Common Stock” does not include acquired fund fees and expenses.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]
Year	Total Shares Outstanding	Year-End Asset Coverage Per Share ($)	Involuntary Liquidation Preference Per Share ($)	Average Daily Market Value Per Share ($)
2023	752,740	2,323	50	47.14
2022	752,740	2,145	50	50.54
2021	752,740	2,715	50	56.86
2020	752,740	2,368	50	56.23
2019	752,740	2,261	50	53.19
2018	752,740	1,951	50	50.71
2017	752,740	2,225	50	50.75
2016	752,740	2,004	50	51.61
2015	752,740	1,887	50	49.92
2014	752,740	2,058	50	46.32

Senior Securities, Note [Text Block]
The following information is being presented with respect to the Fund’s Preferred Stock. The “Total Shares Outstanding” column presents the number of shares of Preferred Stock outstanding at the end of each year presented. “Year-End Asset Coverage Per Share” represents the total amount of net assets of the Fund in relation to each share of Preferred Stock outstanding as of the end of the respective year. The “Involuntary Liquidation Preference Per Share” is the amount each share of Preferred Stock would be entitled to upon involuntary liquidation of these shares. The “Average Daily Market Value Per Share” is the average daily market price per share of Preferred Stock throughout each respective year.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objective and Policies
The Fund seeks to produce future growth of both capital and income while providing reasonable current income. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Directors without stockholder approval. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
The Fund invests primarily for the longer term and has no charter restrictions with respect to such investments. With respect to the Fund’s investments, assets may be held in cash or invested in all types of securities, that is, in common stocks, bonds, convertible bonds (including high yield instruments), debentures, notes, preferred and convertible preferred stocks, rights, and other securities or instruments, in whatever amounts or proportions the Investment Manager believes best suited to current and anticipated economic and market conditions.
The Fund may invest in debt/fixed income instruments and convertible securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield” investments or “junk” bonds). The Fund may invest in debt instruments of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund and the Fund’s investors face as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.
The Fund may invest up to 25% of its net assets in foreign investments, including emerging markets. The Fund also employs leverage through its outstanding shares of Preferred Stock.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may invest in derivatives, such as futures contracts (including equity futures and index futures), to equitize cash.
As of March 31, 2024, the Fund had invested 73.3% of its net assets in equity securities, 16.7% of its net assets in debt/fixed income instruments and 9.6% of its net assets in convertible securities.
The Fund’s present investment policies, in respect to which it has freedom of action, are:
■
it keeps investments in individual issuers within the limits permitted diversified companies under the 1940 Act (i.e., 75% of its total assets must be represented by cash items, government securities, securities of other investment companies, and securities of other issuers which, at the time of investment, do not exceed 5% of the Fund’s total assets at market value in the securities of any issuer and do not exceed 10% of the voting securities of any issuer);
■
it does not make investments with a view to exercising control or management;
■
it ordinarily does not invest in other investment companies, but it may purchase up to 3% of the voting securities of such investment companies, provided purchases of securities of a single investment company do not exceed in value 5% of the total assets of the Fund and all investments in investment company securities do not exceed 10% of total assets; and
■
it has no fixed policy with respect to portfolio turnover and purchases and sales in the light of economic, market and investment considerations. The portfolio turnover rates for the ten fiscal years ended December 31, 2023 are shown under Financial Highlights.
The foregoing investment objective and policies may be changed by the Fund’s Board without stockholder approval, unless such a change would change the Fund’s status from a “diversified” to a “non-diversified” company under the 1940 Act. For purposes of applying the limitation set forth in its issuer diversification policy, under certain circumstances, the Fund may treat an investment, if any, in a municipal bond refunded with escrowed U.S. Government securities as an investment in U.S. Government securities.
The Fund has fundamental policies relating to the issuance of senior securities, the borrowing of money, the underwriting of securities of other issuers, the concentration of investments in a particular industry or groups of industries, the purchase or sale of real estate, the purchase or sale of commodities or commodity contracts, and the making of loans. These policies may not be changed without a vote of stockholders. A more detailed description of the Fund’s investment policies, including a list of those restrictions on the Fund’s investment activities which cannot be changed without such a vote, appears in the SAI. Within the limits of these fundamental policies, the Investment Manager has reserved freedom of action.
The Fund may not invest 25% or more of its total assets in securities of companies in any one industry. The Fund may, however, invest a substantial percentage of its assets in certain industries or economic sectors believed to offer good investment opportunities, including the information technology sector. If an industry or economic sector in which the Fund is invested falls out of favor, the Fund’s performance may be negatively affected.

Risk Factors [Table Text Block]
Principal Risks
An investment in the Fund involves risks. In particular, investors should consider Market Risk, Large-Cap Stock Risk, Interest Rate Risk, Credit Risk, and Convertible Securities Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Changing Distribution Level Risk. The Fund normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Fund will vary and generally depend on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk (the risk of losses attributable to changes in interest rates) and credit risk (the risk that the issuer of a debt instrument will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk (the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt instrument, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.
Counterparty Risk. The risk exists that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations, including making payments to the Fund, due to financial difficulties. The Fund may obtain no or limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financial services sector and, as a result, events affecting the financial services sector may cause the Fund’s NAV to fluctuate.
Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Various factors could affect the actual or perceived willingness or ability of the issuer to make timely interest or principal payments, including changes in the financial condition of the issuer or in general economic conditions. Credit rating agencies, such as S&P Global Ratings, Moody’s, Fitch, DBRS and KBRA, assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of an adverse movement in the value, price or rate of the underlying reference (market risk), the risk of an adverse movement in the value of underlying currencies (foreign currency risk) and the risk of an adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that the return on an investment may not keep pace with inflation (inflation risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Futures positions are marked to market each day and variation margin payment must be paid to or by the Fund. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk, and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
■
An equity future is a derivative that is an agreement for the contract holder to buy or sell a specified amount of an individual equity, a basket of equities, or the securities in an equity index on a specified date at a predetermined price.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities may also be less liquid, making them more difficult to trade, than securities of U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. In some cases, such withholding or other taxes could potentially be confiscatory. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics), possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. These conditions may be in place for a substantial period of time and enacted with limited advance notice to the Fund. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Additionally, investments in certain countries may subject the Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality tend to be more sensitive to credit risk than higher-rated debt instruments and may experience greater price fluctuations in response to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments are generally more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These debt instruments typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. High-yield debt instruments may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated debt instruments. The ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the debt instruments and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated debt instruments are more likely to have difficulty making principal and interest payments than issuers of higher-rated debt instruments.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk (the risk that the Fund will have to reinvest the money received in securities that have lower yields). The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund and could result in a greater premium or discount between the market price and the NAV of the Fund's shares and wider bid/ask spreads than those experienced by other closed-end funds.
■
Large-Cap Stock Risk. Investments in larger, more established companies (larger companies) may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Leverage Risk. Senior securities issued or money borrowed to raise funds for investment have a prior fixed dollar claim on the Fund’s assets and income. Any gain in the value of securities purchased or income received in excess of the cost of the amount borrowed or interest or dividends payable causes the net asset value of the Fund’s Common Stock or the income available to it to increase more than otherwise would be the case. Conversely, any decline in the value of securities purchased or income received on them that is less than the asset or income claims of the senior securities or cost of borrowed money causes the net asset value of the Common Stock or income available to it to decline more sharply than would be the case if there were no prior claim. Funds obtained through senior securities or borrowings thus create investment opportunity, but they also increase exposure to risk. This influence ordinarily is called “leverage.” As of February 29, 2024, the only senior securities of the Fund outstanding were 752,740 shares of its Preferred Stock, $50 par value. The dividend rate as of February 29, 2024 on the Preferred Stock was $2.50 per annum payable quarterly. Based on the net asset value of the Fund’s Common Stock on February 29, 2024, the Fund’s portfolio requires an annual return of 0.11% in order to cover dividend payments on the Preferred Stock. For a description of such payments, see Capital Stock, Long-Term Debt, and Other Securities – Description of Capital Stock. The following table illustrates the effect of leverage relating to presently outstanding Preferred Stock on the return available to a holder of the Fund’s Common Stock.
Assumed Return on Portfolio (net of expenses)	-10%	-5%	0%	5%	10%
Corresponding Return to Common Stockholders	(10.32)%	(5.21)%	(0.11)%	5.00%	10.11%
The purpose of the table above is to assist you in understanding the effects of leverage caused by the Fund’s Preferred Stock. The percentages appearing in the table are hypothetical. Actual returns may be greater or less than those shown above.
The use of leverage creates certain risks for the Fund’s Common Stockholders, including the greater likelihood of higher volatility of the Fund’s return, its net asset value and the market price of the Fund’s Common Stock. Changes in the value of the Fund’s total assets will have a disproportionate effect on the net asset value per share of Common Stock because of the Fund’s leveraged assets. For example, if the Fund was leveraged equal to 50% of the
Fund’s Common Stock equity, it would show an approximately 1.5% increase or decline in net asset value for each 1% increase or decline in the value of its total assets. An additional risk of leverage is that the cost of the leverage plus applicable Fund expenses may exceed the return on the transactions undertaken with the proceeds of the leverage, thereby diminishing rather than enhancing the return to the Fund’s Common Stockholders. These risks generally would make the Fund’s return to Common Stockholders more volatile. The Fund also may be required to sell investments in order to make interest payments on borrowings used for leverage when it may be disadvantageous to do so. Because the fees received by the Investment Manager are based on the net assets of the Fund (including assets attributable to the Fund’s Preferred Stock and borrowings that may be outstanding), the Investment Manager has a financial incentive for the Fund to maintain the Preferred Stock or use borrowings, which may create a conflict of interest between the Investment Manager, on the one hand, and the Common Stockholders on the other hand.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in a greater premium or discount between the market price and the NAV of the Fund's shares and wider bid/ask spreads than those experienced by other closed-end funds.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Preferred Stock Risk. Preferred stock is a type of stock that may pay dividends at a different rate than common stock of the same issuer, if at all, and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (the risk of losses attributable to changes in interest rates).
Quantitative Models Risk. Quantitative models used by the Fund may not effectively identify purchases and sales of Fund investments and may cause the Fund to underperform other investment strategies for short or long periods of time. Performance will depend upon the quality and accuracy of the assumptions, theories and framework upon which a quantitative model is based. The success of a quantitative model will depend upon its accurate reflection of market conditions, with proper adjustments as market conditions change over time. Adjustments, or lack of adjustments, to the quantitative model, including as conditions change, as well as any errors or imperfections in the quantitative model, could adversely affect Fund performance. The performance of a quantitative model depends upon the quality of its design and effective execution under actual market conditions. Even a well-designed quantitative model cannot be expected to perform well in all market conditions or across all time intervals. Quantitative models may underperform in certain market environments including stressed or volatile market conditions. Effective execution may depend, in part, upon subjective selection and application of factors and data inputs used by the quantitative model. Discretion may be used by the portfolio management team when determining the data collected and incorporated into a quantitative model. Shareholders should be aware that there is no guarantee that any specific data or type of data can or will be used in a quantitative model. The portfolio management team may also use discretion when interpreting and applying the results of a quantitative model, including emphasizing, discounting or disregarding its outputs. It is not possible or practicable for a quantitative model to factor in all relevant, available data. There is no guarantee that the data actually utilized in a quantitative model will be the most accurate data available or be free from errors. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price). The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of private placements typically reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the information technology sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
■
Information Technology Sector. The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.

Effects of Leverage [Table Text Block]
Assumed Return on Portfolio (net of expenses)	-10%	-5%	0%	5%	10%
Corresponding Return to Common Stockholders	(10.32)%	(5.21)%	(0.11)%	5.00%	10.11%

Return at Minus Ten [Percent]		(10.32%)
Return at Minus Five [Percent]		(5.21%)
Return at Zero [Percent]		(0.11%)
Return at Plus Five [Percent]		5.00%
Return at Plus Ten [Percent]		10.11%
Share Price [Table Text Block]
The Fund’s Common Stock is traded primarily on the Exchange. The following table shows the high and low closing prices of the Fund’s Common Stock on the Exchange for each calendar quarter since the beginning of 2022, as well as the net asset values and the range of the percentage (discounts)/premiums to net asset value per share that correspond to such prices.
	Market Price ($)		Corresponding NAV ($)		Corresponding % (Discount)/Premium to NAV
	High	Low	High	Low	High	Low
2022
1st Quarter	33.21	29.13	36.77	33.75	(9.68)	(13.69)
2nd Quarter	31.36	25.42	35.57	29.18	(11.84)	(12.89)
3rd Quarter	29.75	25.56	33.06	28.12	(10.01)	(9.10)
4th Quarter	28.24	25.53	31.47	28.29	(10.26)	(9.76)
2023
1st Quarter	28.11	25.59	31.52	28.98	(10.82)	(11.70)
2nd Quarter	27.42	25.91	31.13	29.77	(11.92)	(12.97)
3rd Quarter	28.42	26.34	32.24	30.24	(11.85)	(12.90)
4th Quarter	29.04	25.17	32.75	28.93	(11.33)	(13.00)
2024
1st Quarter	30.80	28.35	35.06	32.38	(12.15)	(12.45)

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]
Dividend Rights
Common Stockholders are entitled to receive dividends only if and to the extent declared and only after (i) such provisions have been made for working capital and for reserves as the Board may deem advisable, (ii) full cumulative dividends at the rate of $0.625 per share per quarterly dividend period have been paid on the Preferred Stock for all past quarterly periods and have been provided for the current quarterly period, and (iii) such provisions have been made for the purchase or for the redemption (at a price of $55 per share) of the Preferred Stock as the Board may deem advisable. In any event, no dividend may be declared upon the Common Stock unless, at the time of such declaration, the net assets of the Fund, after deducting the amount of such dividend and the amount of all unpaid dividends declared on the Preferred Stock, shall be at least equal to $100 per outstanding share of Preferred Stock. The equivalent figure was $2,393.21 at February 29, 2024. For more information about distributions, see Capital Stock, Long-Term Debt, and Other Securities – Distributions and Taxes – Distributions below.

Security Voting Rights [Text Block]
Voting Rights
The Preferred Stock is entitled to two votes and the Common Stock is entitled to one vote per share at all meetings of stockholders. In the event of a default in payments of dividends on the Preferred Stock equivalent to six quarterly dividends, the holders of Preferred Stock (Preferred Stockholders) are entitled, voting separately as a class to the exclusion of Common Stockholders, to elect two additional directors, with such right to continue until all arrearages have been paid and current Preferred Stock dividends are provided for. Notwithstanding any provision of law requiring any action to be taken or authorized by the affirmative vote of the holders of a designated portion of all the shares or of the shares of each class, such action shall be effective if taken or authorized by the affirmative vote of a majority of the aggregate number of the votes entitled to vote thereon, except that a class vote of Preferred Stockholders is also required to approve certain actions adversely affecting their rights. Any change in the Fund’s fundamental policies may also be authorized by the vote of 67% of the votes present at a meeting if the holders of a majority of the aggregate number of votes entitled to vote are present or represented by proxy.
Consistent with the requirements of Maryland law, the Fund’s charter provides that the affirmative vote of two-thirds of the aggregate number of votes entitled to be cast thereon shall be necessary to authorize any of the following actions: (i) the dissolution of the Fund; (ii) a merger or consolidation of the Fund (in which the Fund is not the surviving corporation) with (a) an open-end investment company or (b) a closed-end investment company, unless such closed-end investment company’s articles of incorporation require a two-thirds or greater proportion of the votes entitled to be cast by such company’s stock to approve the types of transactions covered by clauses (i) through (iv) of this paragraph; (iii) the sale of all or substantially all of the assets of the Fund to any person (as such term is defined in the 1940 Act); or (iv) any amendment of the charter of this Fund which makes any class of the Fund’s stock a redeemable security (as such term is defined in the 1940 Act) or reduces the two-thirds vote required to authorize the actions listed in this paragraph. This could have the effect of delaying, deferring or preventing changes in control of the Fund.

Security Liquidation Rights [Text Block]
Liquidation Rights
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Fund, after payment to the Preferred Stockholders of an amount equal to $50 per share plus dividends accrued or in arrears, the Common Stockholders are entitled, to the exclusion of the Preferred Stockholders, to share ratably in all the remaining assets of the Fund available for distribution to stockholders.

Outstanding Securities [Table Text Block]
Outstanding Fund Securities at February 29, 2024
Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Exclusive of Amount Held by Fund
$2.50 Cumulative Preferred Stock, $50 par value	1,000,000 shares	0 shares	752,740 shares
Common Stock, $0.50 par value	159,000,000 shares*	0 shares	51,968,460 shares
Warrants to purchase Common Stock	8,014 warrants	0 warrants	8,014 warrants
*
193,859 shares of Common Stock were reserved for issuance upon the exercise of the Warrants.

Active Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.

Changing Distribution Level Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Changing Distribution Level Risk. The Fund normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Fund will vary and generally depend on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.

Convertible Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk (the risk of losses attributable to changes in interest rates) and credit risk (the risk that the issuer of a debt instrument will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk (the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt instrument, and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Counterparty Risk. The risk exists that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations, including making payments to the Fund, due to financial difficulties. The Fund may obtain no or limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financial services sector and, as a result, events affecting the financial services sector may cause the Fund’s NAV to fluctuate.

Credit Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Various factors could affect the actual or perceived willingness or ability of the issuer to make timely interest or principal payments, including changes in the financial condition of the issuer or in general economic conditions. Credit rating agencies, such as S&P Global Ratings, Moody’s, Fitch, DBRS and KBRA, assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of an adverse movement in the value, price or rate of the underlying reference (market risk), the risk of an adverse movement in the value of underlying currencies (foreign currency risk) and the risk of an adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that the return on an investment may not keep pace with inflation (inflation risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.

Derivatives Risk Futures Contracts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Futures positions are marked to market each day and variation margin payment must be paid to or by the Fund. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk, and interest rate risk, while also exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
■
An equity future is a derivative that is an agreement for the contract holder to buy or sell a specified amount of an individual equity, a basket of equities, or the securities in an equity index on a specified date at a predetermined price.

Emerging Market Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.

Foreign Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities may also be less liquid, making them more difficult to trade, than securities of U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. In some cases, such withholding or other taxes could potentially be confiscatory. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics), possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. These conditions may be in place for a substantial period of time and enacted with limited advance notice to the Fund. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Additionally, investments in certain countries may subject the Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.

Frequent Trading Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading of investments increases the possibility that the Fund, as relevant, will realize taxable capital gains (including short-term capital gains, which are generally taxable to shareholders at higher rates than long-term capital gains for U.S. federal income tax purposes), which could reduce the Fund's after-tax return. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund’s performance.

High Yield Investments Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality tend to be more sensitive to credit risk than higher-rated debt instruments and may experience greater price fluctuations in response to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments are generally more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These debt instruments typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. High-yield debt instruments may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated debt instruments. The ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the debt instruments and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated debt instruments are more likely to have difficulty making principal and interest payments than issuers of higher-rated debt instruments.

Interest Rate Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk (the risk that the Fund will have to reinvest the money received in securities that have lower yields). The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.

Issuer Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund and could result in a greater premium or discount between the market price and the NAV of the Fund's shares and wider bid/ask spreads than those experienced by other closed-end funds.
■
Large-Cap Stock Risk. Investments in larger, more established companies (larger companies) may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk. Senior securities issued or money borrowed to raise funds for investment have a prior fixed dollar claim on the Fund’s assets and income. Any gain in the value of securities purchased or income received in excess of the cost of the amount borrowed or interest or dividends payable causes the net asset value of the Fund’s Common Stock or the income available to it to increase more than otherwise would be the case. Conversely, any decline in the value of securities purchased or income received on them that is less than the asset or income claims of the senior securities or cost of borrowed money causes the net asset value of the Common Stock or income available to it to decline more sharply than would be the case if there were no prior claim. Funds obtained through senior securities or borrowings thus create investment opportunity, but they also increase exposure to risk. This influence ordinarily is called “leverage.” As of February 29, 2024, the only senior securities of the Fund outstanding were 752,740 shares of its Preferred Stock, $50 par value. The dividend rate as of February 29, 2024 on the Preferred Stock was $2.50 per annum payable quarterly. Based on the net asset value of the Fund’s Common Stock on February 29, 2024, the Fund’s portfolio requires an annual return of 0.11% in order to cover dividend payments on the Preferred Stock. For a description of such payments, see Capital Stock, Long-Term Debt, and Other Securities – Description of Capital Stock. The following table illustrates the effect of leverage relating to presently outstanding Preferred Stock on the return available to a holder of the Fund’s Common Stock.
Assumed Return on Portfolio (net of expenses)	-10%	-5%	0%	5%	10%
Corresponding Return to Common Stockholders	(10.32)%	(5.21)%	(0.11)%	5.00%	10.11%
The purpose of the table above is to assist you in understanding the effects of leverage caused by the Fund’s Preferred Stock. The percentages appearing in the table are hypothetical. Actual returns may be greater or less than those shown above.
The use of leverage creates certain risks for the Fund’s Common Stockholders, including the greater likelihood of higher volatility of the Fund’s return, its net asset value and the market price of the Fund’s Common Stock. Changes in the value of the Fund’s total assets will have a disproportionate effect on the net asset value per share of Common Stock because of the Fund’s leveraged assets. For example, if the Fund was leveraged equal to 50% of the
Fund’s Common Stock equity, it would show an approximately 1.5% increase or decline in net asset value for each 1% increase or decline in the value of its total assets. An additional risk of leverage is that the cost of the leverage plus applicable Fund expenses may exceed the return on the transactions undertaken with the proceeds of the leverage, thereby diminishing rather than enhancing the return to the Fund’s Common Stockholders. These risks generally would make the Fund’s return to Common Stockholders more volatile. The Fund also may be required to sell investments in order to make interest payments on borrowings used for leverage when it may be disadvantageous to do so. Because the fees received by the Investment Manager are based on the net assets of the Fund (including assets attributable to the Fund’s Preferred Stock and borrowings that may be outstanding), the Investment Manager has a financial incentive for the Fund to maintain the Preferred Stock or use borrowings, which may create a conflict of interest between the Investment Manager, on the one hand, and the Common Stockholders on the other hand.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in a greater premium or discount between the market price and the NAV of the Fund's shares and wider bid/ask spreads than those experienced by other closed-end funds.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.

Preferred Stock Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Preferred Stock Risk. Preferred stock is a type of stock that may pay dividends at a different rate than common stock of the same issuer, if at all, and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (the risk of losses attributable to changes in interest rates).

Quantitative Models Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Quantitative Models Risk. Quantitative models used by the Fund may not effectively identify purchases and sales of Fund investments and may cause the Fund to underperform other investment strategies for short or long periods of time. Performance will depend upon the quality and accuracy of the assumptions, theories and framework upon which a quantitative model is based. The success of a quantitative model will depend upon its accurate reflection of market conditions, with proper adjustments as market conditions change over time. Adjustments, or lack of adjustments, to the quantitative model, including as conditions change, as well as any errors or imperfections in the quantitative model, could adversely affect Fund performance. The performance of a quantitative model depends upon the quality of its design and effective execution under actual market conditions. Even a well-designed quantitative model cannot be expected to perform well in all market conditions or across all time intervals. Quantitative models may underperform in certain market environments including stressed or volatile market conditions. Effective execution may depend, in part, upon subjective selection and application of factors and data inputs used by the quantitative model. Discretion may be used by the portfolio management team when determining the data collected and incorporated into a quantitative model. Shareholders should be aware that there is no guarantee that any specific data or type of data can or will be used in a quantitative model. The portfolio management team may also use discretion when interpreting and applying the results of a quantitative model, including emphasizing, discounting or disregarding its outputs. It is not possible or practicable for a quantitative model to factor in all relevant, available data. There is no guarantee that the data actually utilized in a quantitative model will be the most accurate data available or be free from errors. There can be no assurance that the use of quantitative models will enable the Fund to achieve its objective.

Rule 144A and Other Exempted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price). The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of private placements typically reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.

Sector Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the information technology sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
■
Information Technology Sector. The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		290 Congress Street
Entity Address, City or Town		Boston
Entity Address, State or Province		MA
Entity Address, Postal Zip Code		02210
Contact Personnel Name		Christopher O. Petersen, Esq.
Preferred Stocks [Member]
Financial Highlights [Abstract]
Senior Securities Amount			$ 752,740	$ 752,740	$ 752,740	$ 752,740	$ 752,740	$ 752,740	$ 752,740	$ 752,740	$ 752,740	$ 752,740		$ 752,740				$ 752,740
Senior Securities Coverage per Unit			$ 2,323	$ 2,145	$ 2,715	$ 2,368	$ 2,261	$ 1,951	$ 2,225	$ 2,004	$ 1,887	$ 2,058		$ 2,323				$ 2,145
Preferred Stock Liquidating Preference			50	50	50	50	50	50	50	50	50	50		50				50
Senior Securities Average Market Value per Unit			$ 47.14	$ 50.54	$ 56.86	$ 56.23	$ 53.19	$ 50.71	$ 50.75	$ 51.61	$ 49.92	$ 46.32
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Title [Text Block]		Preferred Stock
Outstanding Security, Authorized [Shares]		1,000,000
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		752,740
Common Share [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid													$ 28.35	25.17	$ 26.34	$ 25.91	$ 25.59	25.53	$ 25.56	$ 25.42	$ 29.13
Highest Price or Bid													30.80	29.04	28.42	27.42	28.11	28.24	29.75	31.36	33.21
Lowest Price or Bid, NAV													32.38	28.93	30.24	29.77	28.98	28.29	28.12	29.18	33.75
Highest Price or Bid, NAV													$ 35.06	$ 32.75	$ 32.24	$ 31.13	$ 31.52	$ 31.47	$ 33.06	$ 35.57	$ 36.77
Highest Price or Bid, Premium (Discount) to NAV [Percent]													(12.15%)	(11.33%)	(11.85%)	(11.92%)	(10.82%)	(10.26%)	(10.01%)	(11.84%)	(9.68%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]													(12.45%)	(13.00%)	(12.90%)	(12.97%)	(11.70%)	(9.76%)	(9.10%)	(12.89%)	(13.69%)
Share Price													$ 30.80									$ 30.80
NAV Per Share													$ 35.06									$ 35.06
Latest Premium (Discount) to NAV [Percent]																						(12.15%)
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Warrants or Rights, Called Title		Warrants to purchase Common Stock
Outstanding Security, Title [Text Block]		Common Stock
Outstanding Security, Authorized [Shares]	[4]	159,000,000
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		51,968,460
Warrants [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Authorized [Shares]		8,014
Outstanding Security, Held [Shares]		0
Outstanding Security, Not Held [Shares]		8,014

[1]	Stockholders participating in the Fund’s Cash Purchase Plan (the Cash Purchase Plan) pay a $2.00 fee per cash purchase transaction; there is no fee for automatic dividend re-investment transactions in the Fund’s Automatic Dividend Investment Plan (the Automatic Dividend Investment Plan). See Buying and Selling Shares – Buying Shares – Investment Plans for a description of the related services.
[2]	The Fund’s management fee is 0.41% of the Fund’s average daily net assets (which includes assets attributable to the Fund’s common and preferred stock) and is borne by the holders of the Fund’s common stock (Common Stockholders). The management fee rate noted in the table reflects the rate paid by Common Stockholders as a percentage of the Fund’s net assets attributable to Common Stock.
[3]	“Total Annual Expenses Before Impact of Dividends on Preferred Stock” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Expenses to average net assets for Common Stock” shown in the Financial Highlights section of this prospectus because “Expenses to average net assets for Common Stock” does not include acquired fund fees and expenses.
[4]	193,859 shares of Common Stock were reserved for issuance upon the exercise of the Warrants.